Revenue - Disclosure of disaggregation of revenue categorized by commodities sold (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales revenue	$ 82,492	$ 119,198
Derivative pricing adjustments	529	1,653
Gross revenue	83,021	120,851
Proceeds before intended use	44,781	3,678
Treatment and selling costs	(9,868)	(24,341)
Revenue	117,934	100,188
Silver [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales revenue	61,769	62,052
Derivative pricing adjustments	453	326
Gross revenue	62,222	62,378
Zinc [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales revenue	11,883	37,878
Derivative pricing adjustments	155	986
Gross revenue	12,038	38,864
Lead [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales revenue	8,487	18,208
Derivative pricing adjustments	(168)	(1)
Gross revenue	8,319	18,207
Other by-products [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales revenue	353	1,060
Derivative pricing adjustments	89	342
Gross revenue	$ 442	$ 1,402